CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Real estate sales, net of sales taxes of US$54,487,403 in 2012, US$52,090,833 in 2013 and US$53,185,957 in 2014	$ 892,825,892	$ 874,926,633	$ 898,048,522
Real estate lease income	4,936,186	5,989,766	3,253,768
Other revenue	21,985,595	16,821,657	13,496,262
Total revenue	919,747,673	897,738,056	914,798,552
Costs of revenue:
Cost of real estate sales	(650,573,170)	(590,935,635)	(611,570,163)
Cost of real estate lease income	(3,173,215)	(1,596,231)	(1,542,912)
Other costs	(23,835,732)	(6,208,324)	(21,650,195)
Total costs of revenue	(677,582,117)	(598,740,190)	(634,763,270)
Gross profit	242,165,556	298,997,866	280,035,282
Selling and distribution expenses	(39,493,575)	(20,724,181)	(17,942,114)
General and administrative expenses	(105,622,486)	(64,498,306)	(38,829,308)
Operating income	97,049,495	213,775,379	223,263,860
Interest income	14,577,322	11,681,487	9,018,626
Interest expense	(28,200,767)	(16,862,532)	0
Loss on extinguishment of debt	(9,848,931)	0	0
Net realized gain on short-term investments	3,128,014	0	0
Unrealized gain on short-term investments	122,033	0	0
Exchange gains	706,108	0	0
Other income	3,212,606	1,538,968	0
Share of loss of equity investee	(1,691,897)	(117,188)	0
Income from operations before income taxes	79,053,983	210,016,114	232,282,486
Income taxes	(30,557,618)	(83,659,850)	(74,174,627)
Net income	48,496,365	126,356,264	158,107,859
Net income attributable to non-controlling interest	19,365	0	(1,110,264)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	48,515,730	126,356,264	156,997,595
Earnings per share:
Basic	$ 0.32	$ 0.87	$ 1.09
Diluted	$ 0.29	$ 0.85	$ 1.08
Shares used in computation:
Basic	151,935,765	145,733,028	144,258,862
Diluted	177,118,235	149,464,556	144,731,014
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(3,354,027)	25,910,940	2,150,412
Comprehensive income	45,142,338	152,267,204	160,258,271
Less: comprehensive income attributable to non-controlling interest	19,440	0	(1,119,828)
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 45,161,778	$ 152,267,204	$ 159,138,443